Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and other NEOs (“Non-PEO NEOs”), as calculated from total amounts reported in the “Summary Compensation Table” (the “SCT Totals”) and certain financial performance of the Company and certain of our peers.
CAP and the SCT Totals are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act and DO NOT reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years. See the “—CEO Realized Pay Table” below for more information on actual compensation paid to the CEO. For further information on the Company’s pay for performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis,” which begins on page 36.
Fiscal Year	SCT Total for PEO(a)	CAP to PEO(b)	Average SCT Total for Non- PEO NEOs(a)	Average CAP to Non-PEO NEOs(b)	Value of Initial Fixed $100 Investment Based on:			Net Income (in millions)(f)	Adjusted Total Segment EBITDA(g) (in millions)
					NWSA TSR(c)	NWS TSR(d)	Peer Group TSR(e)
2024	$20,329,706	$32,163,862	$4,717,502	$5,819,756	$250	$256	$100	$354	$1,566
2023	$19,304,587	$25,630,201	$5,630,497	$6,952,622	$175	$176	$105	$187	$1,529
2022	$19,689,398	$4,556,712	$6,243,099	$2,896,841	$140	$142	$103	$760	$1,807
2021	$23,052,040	$57,957,861	$6,502,481	$15,403,077	$226	$212	$149	$389	$1,304
(a)
The PEO was Mr. Thomson for all fiscal years shown and the Non-PEO NEOs were Mr. K.R. Murdoch, Ms. Panuccio and Mr. Pitofsky for fiscal 2021 through 2023, and Mr. K.R. Murdoch, Ms. Panuccio, Mr. Pitofsky, Mr. Kline and Ms. Allen for fiscal 2024. Mr. K.R. Murdoch retired as Executive Chair of the Company as of November 15, 2023, and thus served as an executive officer of the Company for approximately 4.5 months of fiscal 2024. As a result, his base salary and annual cash incentive were pro-rated and he forfeited a portion of his long-term incentive award for fiscal 2024. For details, see “Executive Compensation—Employment Agreements—Retirement of K.R. Murdoch.”

(b)
The following tables describe the adjustments made to calculate CAP from the SCT Totals. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2024	2023	2022	2021
SCT Total for PEO	$20,329,706	$19,304,587	$19,689,398	$23,052,040
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	(262,624)	—	—	(523,259)
“Stock Awards” reported in the SCT	(10,382,002)	(10,380,976)	(8,031,023)	(9,113,642)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	(227,626)	2,276,919	(1,862,833)	2,257,099
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	8,230,485	5,551,420	(9,943,828)	28,048,338
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	14,475,923	8,878,251	4,704,998	14,237,285
Total adjustments	11,834,156	6,325,614	(15,132,686)	34,905,821
CAP to PEO	$32,163,862	$25,630,201	$4,556,712	$57,957,861
Fiscal Year	2024	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$4,717,502	$5,630,497	$6,243,099	$6,502,481
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	(17,254)	—	—	(62,165)
“Stock Awards” reported in the SCT	(2,025,764)	(2,280,384)	(2,114,546)	(2,252,581)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	(116,317)	521,862	(495,721)	594,345
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	1,195,566	1,334,799	(2,038,745)	7,118,898
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	2,066,023	1,745,848	1,302,754	3,502,099
Total adjustments	1,102,254	1,322,125	(3,346,258)	8,900,596
Average CAP to Non-PEO NEOs	$5,819,756	$6,952,622	$2,896,841	$15,403,077
(c)	Reflects the cumulative TSR of a $100 investment in the Company’s Class A Common Stock on June 26, 2020, including the reinvestment of all dividends.
(d)	Reflects the cumulative TSR of a $100 investment in the Company’s Class B Common Stock on June 26, 2020, including the reinvestment of all dividends.
(e)	Reflects the cumulative TSR of a $100 investment in the S&P 1500 Media index on June 26, 2020, including the reinvestment of all dividends (“Peer Group TSR”).
(f)	Reflects net income as reported in the Company’s audited financial statements in its Annual Report on Form 10-K for the applicable fiscal year.
(g)
A description of adjusted Total Segment EBITDA, as calculated for purposes of our incentive compensation program, is available in “Compensation Discussion and Analysis—Executive Summary—Aligning Compensation with Company Performance.”

Company Selected Measure Name	adjusted Total Segment EBITDA
Named Executive Officers, Footnote
(a)
The PEO was Mr. Thomson for all fiscal years shown and the Non-PEO NEOs were Mr. K.R. Murdoch, Ms. Panuccio and Mr. Pitofsky for fiscal 2021 through 2023, and Mr. K.R. Murdoch, Ms. Panuccio, Mr. Pitofsky, Mr. Kline and Ms. Allen for fiscal 2024. Mr. K.R. Murdoch retired as Executive Chair of the Company as of November 15, 2023, and thus served as an executive officer of the Company for approximately 4.5 months of fiscal 2024. As a result, his base salary and annual cash incentive were pro-rated and he forfeited a portion of his long-term incentive award for fiscal 2024. For details, see “Executive Compensation—Employment Agreements—Retirement of K.R. Murdoch.”

Peer Group Issuers, Footnote
(e)	Reflects the cumulative TSR of a $100 investment in the S&P 1500 Media index on June 26, 2020, including the reinvestment of all dividends (“Peer Group TSR”).

PEO Total Compensation Amount	$ 20,329,706	$ 19,304,587	$ 19,689,398	$ 23,052,040
PEO Actually Paid Compensation Amount	$ 32,163,862	25,630,201	4,556,712	57,957,861
Adjustment To PEO Compensation, Footnote
(b)
The following tables describe the adjustments made to calculate CAP from the SCT Totals. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2024	2023	2022	2021
SCT Total for PEO	$20,329,706	$19,304,587	$19,689,398	$23,052,040
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	(262,624)	—	—	(523,259)
“Stock Awards” reported in the SCT	(10,382,002)	(10,380,976)	(8,031,023)	(9,113,642)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	(227,626)	2,276,919	(1,862,833)	2,257,099
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	8,230,485	5,551,420	(9,943,828)	28,048,338
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	14,475,923	8,878,251	4,704,998	14,237,285
Total adjustments	11,834,156	6,325,614	(15,132,686)	34,905,821
CAP to PEO	$32,163,862	$25,630,201	$4,556,712	$57,957,861

Non-PEO NEO Average Total Compensation Amount	$ 4,717,502	5,630,497	6,243,099	6,502,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,819,756	6,952,622	2,896,841	15,403,077
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The following tables describe the adjustments made to calculate CAP from the SCT Totals. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2024	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$4,717,502	$5,630,497	$6,243,099	$6,502,481
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	(17,254)	—	—	(62,165)
“Stock Awards” reported in the SCT	(2,025,764)	(2,280,384)	(2,114,546)	(2,252,581)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	(116,317)	521,862	(495,721)	594,345
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	1,195,566	1,334,799	(2,038,745)	7,118,898
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	2,066,023	1,745,848	1,302,754	3,502,099
Total adjustments	1,102,254	1,322,125	(3,346,258)	8,900,596
Average CAP to Non-PEO NEOs	$5,819,756	$6,952,622	$2,896,841	$15,403,077

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the following charts show graphically the relationships over the past four fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the following charts show graphically the relationships over the past four fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

*
Adjusted Total Segment EBITDA for fiscal 2023 reflects adjustments approved by the Compensation Committee to address the significant impact of negative foreign currency fluctuations that occurred after the target range was set. For fiscal 2023, reported Total Segment EBITDA was $1.420 billion, which includes an $80 million, or 5%, negative impact from foreign currency fluctuations. For fiscal 2024, reported Total Segment EBITDA was up 8% to $1.539 billion, which includes a $17 million, or 2%, negative impact from foreign currency fluctuations.

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the following charts show graphically the relationships over the past four fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

*
Adjusted Total Segment EBITDA for fiscal 2023 reflects adjustments approved by the Compensation Committee to address the significant impact of negative foreign currency fluctuations that occurred after the target range was set. For fiscal 2023, reported Total Segment EBITDA was $1.420 billion, which includes an $80 million, or 5%, negative impact from foreign currency fluctuations. For fiscal 2024, reported Total Segment EBITDA was up 8% to $1.539 billion, which includes a $17 million, or 2%, negative impact from foreign currency fluctuations.

Total Shareholder Return Vs Peer Group
In accordance with SEC rules, the following charts show graphically the relationships over the past four fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

Tabular List, Table
Most Important Financial Performance Measures for Fiscal 2024
The four items listed below represent the most important financial performance metrics used to determine CAP for fiscal 2024 as further described in the “Compensation Discussion and Analysis” within the sections titled “Fiscal 2024 Annual Cash Incentives” and “Grant of Fiscal 2024-2026 Long-Term Equity Incentive.”
Adjusted Total Segment EBITDA
Cumulative adjusted earnings per share (EPS)
Cumulative adjusted free cash flow (FCF)
Relative TSR percentile

Total Shareholder Return Amount	$ 250	175	140	226
Peer Group Total Shareholder Return Amount	100	105	103	149
Net Income (Loss)	$ 354,000,000	$ 187,000,000	$ 760,000,000	$ 389,000,000
Company Selected Measure Amount	1,566,000,000	1,529,000,000	1,807,000,000	1,304,000,000
PEO Name	Mr. Thomson	Mr. Thomson	Mr. Thomson	Mr. Thomson
Additional 402(v) Disclosure
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP.
Our executive compensation program is aligned with our business strategy and with creating long-term stockholder value by paying for performance, with a significant portion of NEOs’ target compensation “at risk,” variable and performance-based.
It is important to note that CAP does not necessarily reflect the actual compensation earned or received by an NEO in the stated fiscal year as such value depends on a variety of factors. For example, PSUs granted to the NEOs are fully at risk for financial performance during the three-year performance period and for stock price performance until their vesting date.
The information contained in this section will not be incorporated into any filings under the Securities Act or the Exchange Act, except to the extent the Company specifically incorporates such information by reference.
CEO Realized Pay Table
The supplemental table and graph below compare the pre-tax amounts actually paid to Mr. Thomson as detailed below (“realized pay”) to the disclosed SCT Total and CAP for the fiscal years indicated.
Fiscal Year	Realized Pay(a)	SCT Total	CAP
2024	$26,674,435	$20,329,706	$32,163,862
2023	$27,395,444	$19,304,587	$25,630,201
2022	$25,694,939	$19,689,398	$4,556,712
2021	$20,324,321	$23,052,040	$57,957,861
(a)
Realized pay comprises base salary, annual cash incentive actually paid on account of performance during the applicable fiscal year and actual payouts/settlements of long-term equity incentives during the applicable fiscal year, all of which amounts are pre-tax, as set forth in the following table:

Fiscal Year	Salary	Annual Cash Incentive	Long-Term Equity Incentives	Realized Pay
2024	$3,000,000	$6,166,667	$17,507,768	$26,674,435
2023	$3,000,000	$5,426,667	$18,968,777	$27,395,444
2022	$3,057,692	$8,133,333	$14,503,914	$25,694,939
2021	$3,000,000	$10,000,000	$7,324,321	$20,324,321

As disclosed in the adjustments to calculate CAP above, SEC rules require the Company to include in the calculation of CAP the increase or decrease in the fair value of equity awards that are outstanding and unvested as of each fiscal year end, which can lead to significant volatility in CAP from year to year. As illustrated in the graph above, the CEO’s realized pay and SCT Total for fiscal 2021 were significantly lower than CAP due to the significant increase in the year-end share price from fiscal 2020 to fiscal 2021. For fiscal 2022, the CEO’s realized pay and SCT Total exceeded CAP due to the significant decrease in year-end share price from fiscal 2021 to fiscal 2022. For fiscal 2023, the CEO’s realized pay and CAP exceeded the SCT Total due to the mix of equity awards that vested during the fiscal year, as well as the more modest year-end share price increase from fiscal 2022 to fiscal 2023. For fiscal 2024, the CEO’s realized pay and CAP exceeded the SCT Total primarily due to the increase in year-end share price from fiscal 2023 to fiscal 2024.
Mr. Thomson’s employment agreement, dated as of May 11, 2023, or the Thomson Agreement, provided for no increase whatsoever in target compensation for fiscal 2024, which continued unchanged from fiscal 2023 target compensation, with approximately 82% “at risk.” It provides for (i) an annual base salary of $3,000,000; (ii) an annual bonus with a target of $5,000,000; and (iii) an annual long-term equity incentive with a target of $9,000,000 for fiscal 2024 and $10,500,000 beginning with fiscal 2025, with approximately 84% “at risk.”
Mr. Thomson’s base salary has remained unchanged since July 2018 at $3,000,000, as has his target annual cash incentive at $5,000,000. Increases to Mr. Thomson’s target compensation from July 2018 to date have been solely in the form of his target long-term equity incentive, which is “at risk” for both Company financial performance and stock price; it was increased by $1,000,000 and $2,000,000 for fiscal 2020 and fiscal 2023, respectively. Since July 2018, at least $1,000,000 of his target long-term equity incentive must be solely based on the achievement of TSR relative to the individual companies comprising the S&P 1500 Media Index.

Total Shareholder Return Amount, Class B	$ 256	$ 176	$ 142	$ 212
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Total Segment EBITDA
Non-GAAP Measure Description
(g)
A description of adjusted Total Segment EBITDA, as calculated for purposes of our incentive compensation program, is available in “Compensation Discussion and Analysis—Executive Summary—Aligning Compensation with Company Performance.”

Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative adjusted earnings per share (EPS)
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative adjusted free cash flow (FCF)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR percentile
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,834,156	6,325,614	(15,132,686)	34,905,821
PEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262,624)	0	0	(523,259)
PEO | Stock Awards reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,382,002)	(10,380,976)	(8,031,023)	(9,113,642)
PEO | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Awards Granted in Prior Fiscal Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,626)	2,276,919	(1,862,833)	2,257,099
PEO | Change in Fair Value from Prior to Current Fiscal Year End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,230,485	5,551,420	(9,943,828)	28,048,338
PEO | Fair Value as of Fiscal Year end of Awards Granted during Fiscal Year that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,475,923	8,878,251	4,704,998	14,237,285
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,254	1,322,125	(3,346,258)	8,900,596
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,254)	0	0	(62,165)
Non-PEO NEO | Stock Awards reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,025,764)	(2,280,384)	(2,114,546)	(2,252,581)
Non-PEO NEO | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Awards Granted in Prior Fiscal Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,317)	521,862	(495,721)	594,345
Non-PEO NEO | Change in Fair Value from Prior to Current Fiscal Year End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,195,566	1,334,799	(2,038,745)	7,118,898
Non-PEO NEO | Fair Value as of Fiscal Year end of Awards Granted during Fiscal Year that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,066,023	$ 1,745,848	$ 1,302,754	$ 3,502,099